Condensed Statements of Cash Flows (Detail) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 2,358,000	$ 2,227,000	$ 2,185,000	$ 2,029,000	$ 2,041,000	$ 1,533,000	$ 1,613,000	$ 1,427,000	$ 8,798,702	$ 6,613,696
Adjustments to reconcile net income to net cash used in operating activities:
Restricted stock expense									721,124	617,779
Net cash provided by operating activities									9,737,655	7,057,258
Cash flows from investing activities:
Net cash used in investing activities									(56,506,899)	(78,692,188)
Cash flows from financing activities:
Dividends paid on common stock									(778,428)	(763,143)
Dividends paid on preferred stock									(342,460)	(342,460)
Repurchase of warrants									(302,410)	0
Net cash used in financing activities									43,410,372	77,000,794
Net increase in cash and cash equivalents									(3,358,872)	5,365,864
Parent Company [Member]
Cash flows from operating activities:
Net income									8,798,702	6,613,696
Adjustments to reconcile net income to net cash used in operating activities:
Equity in undistributed income of subsidiary									(7,969,766)	(2,274,955)
Restricted stock expense									721,124	617,779
Gain on sale of assets									0	(364,719)
Other, net									151,251	689,740
Net cash provided by operating activities									1,701,311	5,281,541
Cash flows from investing activities:
Investment in subsidiary bank									0	0
Outlays for acquisition									(35,709)	(4,034,668)
Net cash used in investing activities									(35,709)	(4,034,668)
Cash flows from financing activities:
Dividends paid on common stock									(778,428)	(763,488)
Dividends paid on preferred stock									(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes									(92,390)	(85,532)
Repurchase of warrants									(302,410)	0
Net cash used in financing activities									(1,515,688)	(1,191,480)
Net increase in cash and cash equivalents									149,914	55,393
Cash and cash equivalents at beginning of year				$ 63,707				$ 8,314	63,707	8,314
Cash and cash equivalents at end of year	$ 213,621				$ 63,707				$ 213,621	$ 63,707